Net Loss Per Share - Summary of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Net loss	$ (16,380)	$ (12,274)	$ (16,846)	$ (17,506)	$ (28,654)	$ (34,352)
Net loss attributable to ordinary shareholders - basic	16,380		16,846		28,654	34,352
Net loss attributable to ordinary shareholders - diluted	$ 16,380		$ 16,846		$ 28,654	$ 34,352
Weighted-average number of ordinary shares used in net loss per share - basic	40,355,972		39,899,944		40,318,690	39,816,528
Weighted-average number of ordinary shares used in net loss per share - diluted	40,355,972		39,899,944		40,318,690	39,816,528
Net loss per share-basic	$ (0.41)		$ (0.42)		$ (0.71)	$ (0.86)
Net loss per share-diluted	$ (0.41)		$ (0.42)		$ (0.71)	$ (0.86)